Summary of Material Accounting Policies	9 Months Ended
Sep. 30, 2026
Summary of Material Accounting Policies
Summary of Material Accounting Policies
3.
Summary of Material Accounting Policies

The material accounting policies as disclosed in the Company’s consolidated financial statements for the year ended December 31, 2025 have been applied consistently in the preparation of these condensed consolidated interim financial statements, except for the change in functional currency described below.

Change in Functional Currency

Effective July 1, 2026, the functional currency of Standard Lithium Ltd. changed from CAD to USD. The change reflects developments in the underlying transactions, events and conditions affecting the primary currency used in the economic environment in which the Company operates. As the Company's U.S. development projects advanced, the Parent Company's financing activities, treasury management and anticipated future cash flows became predominantly USD-denominated, reflecting expected USD denominated cash inflows from financing activities, expected capital contributions to fund engineering, procurement, construction and other project development activities, as well as ordinary course operating expenses.

In accordance with IAS 21, The Effects of Changes in Foreign Exchange Rates, the change in functional currency was accounted for prospectively from July 1, 2026. Accordingly, the Parent Company's assets, liabilities and equity balances were translated into USD using the exchange rate in effect at the date of the change. The resulting translated amounts became the new carrying amounts applied prospectively, with the translated amounts of non-monetary items remaining at their historical cost.

The change in functional currency resulted in adjustments to individual components of shareholders' equity as of July 1, 2026, with no impact on total shareholders' equity. These adjustments reflect the translation of the Parent Company's equity balances into USD at the exchange rate in effect on the date of change and are presented separately in the condensed consolidated interim statement of changes in equity.

Comparative information has not been restated as a result of the change in functional currency. The change did not affect the Company's USD presentation currency. The adjustments to shareholders' equity included the reallocation of cumulative foreign currency translation differences previously recognized in accumulated other comprehensive income. The remaining balance in accumulated other comprehensive income relates to historical foreign currency translation differences associated with net investments in foreign operations, which remain within equity and were not reclassified to profit or loss as a result of the change.

Changes in accounting standards

New IFRS pronouncements not yet adopted

In April 2024, the IASB issued IFRS 18, Presentation and disclosure in financial statements ("IFRS 18"), which replaces IAS 1, Presentation of financial statements. IFRS 18 introduces an updated structure for the statement of income or loss by requiring income and expenses to be presented in three defined categories: operating, investing and financing, and by specifying certain defined totals and subtotals. IFRS 18 also introduces disclosure requirements for management-defined performance measures and provides enhanced guidance on principles of aggregation and disaggregation that apply to the primary financial statements and accompanying notes. The standard does not change the recognition or measurement of items in the financial statements or the classification of items in other comprehensive income.

IFRS 18 is effective for annual reporting periods beginning on or after January 1, 2027, including interim reporting periods. Retrospective application is required and early adoption is permitted. The adoption of IFRS 18 is expected to result in changes to the presentation and disclosure of certain amounts in the Company's consolidated financial statements; however, the Company does not expect the standard to have a material impact on its consolidated financial position, results of operations or cash flows.

New IFRS pronouncements recently adopted

In May 2024, the IASB issued amendments to IFRS 9, Financial Instruments and IFRS 7, Financial Instruments: Disclosures to respond to recent questions arising in practice, and to include new requirements not only for financial institutions but also for corporate entities. These amendments are described in detail in the Company’s condensed consolidated interim financial statements for the three months ended March 31, 2026.

The Company adopted the amendments effective January 1, 2026 and adopted the exception permitted for qualifying electronic payment systems to derecognize certain financial liabilities on the date payment is initiated rather than the settlement date. The adoption did not have a material impact on the Company’s condensed consolidated interim financial statements.

Other accounting standards or amendments to existing accounting standards that have been issued but have future effective dates will either not be relevant to the Company after their effective date or are not expected to have a material impact on the Company's consolidated financial statements.